Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future lease income:
Lease payments receivable	$ 18,777,812	$ 21,531,482	$ 16,629,413
2022
Future lease income:
Lease payments receivable			3,684,803
2024
Future lease income:
Lease payments receivable		4,531,807	3,415,663
2025
Future lease income:
Lease payments receivable	4,643,338	4,070,098	2,962,391
2025
Future lease income:
Lease payments receivable	4,271,488	3,869,058	2,821,799
2026
Future lease income:
Lease payments receivable	3,841,569	3,659,380	1,944,711
2027
Future lease income:
Lease payments receivable	3,008,983	2,879,797	969,735
2028
Future lease income:
Lease payments receivable	2,158,389	2,045,977	443,624
2029 to 2032
Future lease income:
Lease payments receivable	$ 854,045	$ 475,365	$ 386,687